Cover Document	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	TRACTOR SUPPLY CO /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23314
Entity Tax Identification Number	13-3139732
Entity Address, Street Address	5401 Virginia Way
Entity Address, City	Brentwood
Entity Address, State	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	440-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.008 par value
Trading Symbol	TSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000916365
Amendment Flag	false